Disclosure of Fair Value of Financial Instruments	6 Months Ended
Sep. 30, 2016
Fair Value Disclosures [Abstract]
Disclosure of Fair Value of Financial Instruments

8. Disclosure of Fair Value of Financial Instruments

The carrying amounts of the Company’s financial instruments, which include cash and cash equivalents, accounts receivable, accounts payable, accrued expenses and borrowings under the Company’s long-term debt arrangements, approximated their fair values as of September 30, 2016 and March 31, 2016, due to the short-term nature of these instruments, and for the long-term debt, the interest rates the Company believes it could obtain for borrowings with similar terms.

The Company has evaluated the estimated fair value of financial instruments using available market information. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts.

Cash equivalents include money market funds with original maturities of 90 days or less from the date of purchase. The fair value measurement of these assets is based on quoted market prices in active markets for identical assets and, therefore, these assets are recorded at fair value on a recurring basis and classified as Level 1 in the fair value hierarchy for all periods presented. As of September 30, 2016 and March 31, 2016, cash equivalents held in money market funds totaled $10.0 million and $10.7 million, respectively.

As of September 30, 2016 and March 31, 2016, we did not have any assets or liabilities measured at fair value on a recurring basis using significant other observable inputs (Level 2) or on a recurring basis using significant unobservable inputs (Level 3).

The Company measures eligible assets and liabilities at fair value, with changes in value recognized in earnings. Fair value treatment may be elected either upon initial recognition of an eligible asset or liability or, for an existing asset or liability, if an event triggers a new basis of accounting. The Company did not elect to remeasure any of its existing financial assets or liabilities, and did not elect the fair value option for any financial assets and liabilities transacted in the three and six months ended September 30, 2016 and 2015.